Cash And Cash Equivalents Significant Noncash Transactions (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Cash flow noncash investing and financing activities disclosure [Abstract]
Changes in other comprehensive income (loss) due to valuation of AFS financial assets	₩ (84,498)	$ (79,161)	₩ 12,586	₩ 72,297
Changes in other comprehensive income (loss) of investment in associates	612	574	(7,937)	3,295
Changes in other comprehensive income of foreign operations translation	(208,329)	(195,171)	28,712	33,837
Changes in other comprehensive income related to valuation of cash flow hedging	777	728	10,371
Changes in other comprehensive income due to remeasurement of the net defined benefit liability	10,497	$ 9,834	34,162	₩ (78,267)
Changes in investments in associates due to equity swap and others	51,227
Changes in investments in associates due to accounts transfer	(62,571)		(156,708)
Changes in unpaid dividends of hybrid equity securities	₩ (10,658)		₩ 5,187